BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2025
BUSINESS ACQUISITION
BUSINESS ACQUISITION
(3)	BUSINESS ACQUISITION

In 2023, we completed the acquisition of 100% equity interests of Jinan City Shizhong District Nuobi Education Training School Co., Ltd. (Jinan Nuobi). The equity interest was transferred from Jun Zhang, the President and Director of the Company, and a consideration of RMB 0.5 million was paid in August, 2023. In October 2024, 100% equity interests of Jinan Nuobi were transferred to a third party with nil consideration.